Segregated Funds - Summary of Composition of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ 400,196	$ 367,809	$ 343,477
Composition of segregated funds net assets
Held by policyholders	399,788	367,436
Held by the Company	408	373
Cash and short-term securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	3,955	4,054
Debt securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	18,651	17,913
Equity [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	16,844	14,227
Mutual funds [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	354,882	326,889
Other investments [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,613	4,599
Accrued investment income [member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	2,340	1,670
Other assets and liabilities, net [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ (1,089)	$ (1,543)